Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.2%
	CONSUMER DISCRETIONARY — 13.7%
656	Amazon.com, Inc.*	$1,279,016
15,274	Comcast Corp. - Class A	525,120
2,902	Dollar General Corp.	438,231
2,927	Home Depot, Inc.	546,500
2,290	Marriott International, Inc. - Class A	171,315
1,080	O'Reilly Automotive, Inc.*	325,134
3,543	Walt Disney Co.	342,254
		3,627,570
	CONSUMER STAPLES — 4.4%
1,719	Costco Wholesale Corp.	490,139
1,392	Estee Lauder Cos., Inc. - Class A	221,801
3,740	PepsiCo, Inc.	449,174
		1,161,114
	ENERGY — 3.1%
3,227	Chevron Corp.	233,828
6,054	EOG Resources, Inc.	217,460
6,942	Phillips 66	372,438
		823,726
	FINANCIALS — 10.2%
3,331	Ameriprise Financial, Inc.	341,361
16,338	Bank of America Corp.	346,856
3,458	Chubb Ltd.[1]	386,224
8,191	Intercontinental Exchange, Inc.	661,423
8,629	JPMorgan Chase & Co.	776,869
7,001	Zions Bancorp N.A.	187,347
		2,700,080
	HEALTH CARE — 17.7%
8,820	Abbott Laboratories	695,986
4,213	Alexion Pharmaceuticals, Inc.*	378,285
2,141	Becton, Dickinson and Co.	491,938
3,123	Bio-Techne Corp.	592,183
2,669	Bristol-Myers Squibb Co.	148,770
7,643	Catalent, Inc.*	397,054
3,495	Cigna Corp.	619,244
3,803	Guardant Health, Inc.*	264,689
1,651	Teleflex, Inc.	483,512

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,116	Thermo Fisher Scientific, Inc.	$600,098
		4,671,759
	INDUSTRIALS — 7.3%
4,717	AMETEK, Inc.	339,718
1,263	Boeing Co.	188,364
2,536	Honeywell International, Inc.	339,292
1,178	Ingersoll Rand, Inc.*	29,214
2,988	Norfolk Southern Corp.	436,248
1,602	Roper Technologies, Inc.	499,520
1,336	Trane Technologies PLC	110,340
		1,942,696
	MATERIALS — 2.6%
2,609	Avery Dennison Corp.	265,779
6,596	Ball Corp.	426,497
		692,276
	REAL ESTATE — 3.4%
3,209	Alexandria Real Estate Equities, Inc. - REIT	439,825
5,597	Prologis, Inc.	449,831
		889,656
	TECHNOLOGY — 29.8%
988	Adobe, Inc.*	314,421
994	Alphabet, Inc. - Class A*	1,154,978
5,092	Apple, Inc.	1,294,845
1,734	Broadcom, Inc.	411,132
10,182	Cisco Systems, Inc.	400,255
4,541	Fidelity National Information Services, Inc.	552,367
3,154	Microchip Technology, Inc.	213,841
11,725	Microsoft Corp.	1,849,150
949	NVIDIA Corp.	250,156
2,912	salesforce.com, Inc.*	419,270
6,278	Visa, Inc. - Class A	1,011,511
		7,871,926
	UTILITIES — 3.0%
2,694	American Water Works Co., Inc.	322,095

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,913	NextEra Energy, Inc.	$460,306
		782,401
	Total Common Stocks
	(Cost $25,527,498)	25,163,204
	RIGHTS — 0.0%
	HEALTH CARE — 0.0%
2,295	Bristol-Myers Squibb Co., Expiration Date: March 31, 2021 *	8,721
	Total Rights
	(Cost $4,888)	8,721

Principal Amount
	SHORT-TERM INVESTMENTS — 12.3%
$3,258,850	UMB Money Market Fiduciary, 0.01%[2]	3,258,850
	Total Short-Term Investments
	(Cost $3,258,850)	3,258,850
	TOTAL INVESTMENTS — 107.5%
	(Cost $28,791,236)	28,430,775
	Liabilities in Excess of Other Assets — (7.5)%	(1,984,828)
	TOTAL NET ASSETS — 100.0%	$26,445,947

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.